CONVERTIBLE DEBENTURES, NOTES AND OTHER DEBT (Details Narrative) - USD ($)		1 Months Ended															12 Months Ended
	May 31, 2024	May 31, 2024	Feb. 29, 2024	Oct. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Feb. 28, 2023	Jun. 30, 2022	May 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Aug. 31, 2021	Dec. 31, 2019	Aug. 31, 2019	Apr. 30, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2023	Mar. 31, 2022	Jan. 31, 2022	Oct. 31, 2021	Sep. 30, 2021	May 31, 2021	Jun. 30, 2020
Short-Term Debt [Line Items]
Derivative liability																	$ 703,616	$ 423,214
Amortization of debt issuance costs and discounts																	122,141	301,917
Accrued interest																	1,073,900	1,031,400
Amount of debt converted																	35,000
Additional paid in capital																	42,219,400	41,655,026
Retained earnings																	(38,040,668)	(33,516,736)
Accounts payable																	1,691,725	1,656,613
Accounting Standards Update 2020-06 [Member]
Short-Term Debt [Line Items]
Unamortized debt discount																				$ 25,489
Additional paid in capital																	500,000			109,349
Retained earnings																	$ 300,000			78,460
Common Stock [Member]
Short-Term Debt [Line Items]
Convertible notes into common stock, shares																	500,000
Amount of debt converted																	$ 35,000
Golden Mountain Partners LLC [Member]
Short-Term Debt [Line Items]
Interest expense																	90,000	90,000
Accrued interest																		4,800,000
Blue Lake [Member]
Short-Term Debt [Line Items]
Amount outstanding and payable																		$ 243,000
Convertible notes into common stock, shares		7,605,760				3,466,853		1,025,000										3,466,583
Amount of debt converted		$ 531,000				$ 181,750		$ 71,750
Fourth Man [Member]
Short-Term Debt [Line Items]
Amount outstanding and payable																		$ 127,000
Convertible notes into common stock, shares																		1,820,395
Autotelic [Member]
Short-Term Debt [Line Items]
Accounts payable																	614,000		$ 100,000
Related party debt																	2,100,000
Bridge Investor [Member]
Short-Term Debt [Line Items]
Outstanding debt amount																	210,000	$ 210,000
Debt Financing [Member] | Golden Mountain Partners LLC [Member]
Short-Term Debt [Line Items]
Proceeds from lines of credit																	1,500,000
Fall 2019 Debt Financing [Member]
Short-Term Debt [Line Items]
Gross proceeds from convertible debt														$ 500,000
Debt financing														1,000,000
Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Debt unamortized principal amount																	850,000	850,000
Convertible note payable																	1,073,925	1,031,425
GMP Note [Member]
Short-Term Debt [Line Items]
Debt financing																										$ 2,000,000
Debt interest rate																										2.00%
GMP Note 2 [Member]
Short-Term Debt [Line Items]
Debt financing																								$ 1,500,000
Debt interest rate																								2.00%
August 2021 Investors Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Interest expense																	16,000	16,000
August 2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable																	817,397	782,469
Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Principal amount									$ 340,000								142,000
Accrued interest									$ 531,000
Estimated default penalty																	$ 70,000
Note Purchase Agreements [Member]
Short-Term Debt [Line Items]
Convertible note payable													$ 698,500
Debt instrument, description													The convertible notes carry a five (5%) percent coupon and mature one year from issuance. The majority of the August 2021 investors have the right, but not the obligation, not more than five days following the maturity date, to convert all, but not less than all, the outstanding and unpaid principal plus accrued interest into the Company’s common stock, at a conversion price of $
Note Purchase Agreements [Member] | Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Debt interest rate																	5.00%
Interest expense																	$ 42,500	42,500
October Purchase Agreement [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Amount outstanding and payable																							$ 500,000
January Purchase Agreement [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt interest rate																						2.00%
Amount outstanding and payable																						$ 500,000
Note Purchase Agreement [Member]
Short-Term Debt [Line Items]
Accrued interest																	119,000	84,000
Net proceeds													$ 691,000
Conversion price													$ 0.18
Interest expense																	35,000	35,000
Bridge Investor [Member]
Short-Term Debt [Line Items]
Credit risk derivative liabilities, at fair value																	280,000
Fourth Man Convertible Note [Member]
Short-Term Debt [Line Items]
Interest expense																	34,000	25,000
Financing balance																	142,000	162,000
Unamortized debt discount																	0	0
May 2023 [Member] | Accounting Standards Update 2020-06 [Member]
Short-Term Debt [Line Items]
Unamortized debt discount																				100,000
Additional paid in capital																				200,000
Retained earnings																				100,000
May 2023 [Member] | Mast Hill Fund, LP [Member]
Short-Term Debt [Line Items]
Principal amount																	605,000
Accrued interest																	219,000
Convertible notes payable																	993,130
Penalty interest																	169,400
May 2022 [Member]
Short-Term Debt [Line Items]
Accrued interest																	219,000	131,000
Interest expense, debt, excluding amortization																	0	146,000
May 2022 [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Amount outstanding and payable																	82,000
June 2023 [Member]
Short-Term Debt [Line Items]
Interest expense																	35,000	40,200
Interest expense																	0	62,000
Interest expense, debt, excluding amortization																	35,000	88,400
June 2023 [Member] | Accounting Standards Update 2020-06 [Member]
Short-Term Debt [Line Items]
Unamortized debt discount																				100,000
Additional paid in capital																				200,000
Retained earnings																				$ 100,000
Bridge Investor [Member] | Convertible Debentures [Member]
Short-Term Debt [Line Items]
Derivative liability																	704,000
Bridge Investor [Member] | Convertible Debt [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Short-Term Debt [Line Items]
Beneficial conversion feature																$ 28,445
Amortization of debt issuance costs and discounts																	0	0
Debt instrument, unamortized discount																	0	0
Bridge Investor [Member] | Convertible Debt [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Short-Term Debt [Line Items]
Beneficial conversion feature															$ 175,000
Amortization of debt issuance costs and discounts																	0	0
Debt instrument, unamortized discount																	0	0
Bridge Investor [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Principal amount																400,000
Vyoung Trieu [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument, unamortized discount																16,444
Vyoung Trieu [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Principal amount																250,000
Beneficial conversion feature																131,555
Amortization of debt issuance costs and discounts																	0	0
Debt instrument, unamortized discount																	0	0
Gross proceeds from convertible debt																148,000
Vyoung Trieu [Member] | Convertible Debt [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Principal amount																$ 164,444
Dr. Vuong Trieu [Member] | Note Purchase Agreements [Member] | Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Principal amount														250,000
Gross proceeds														500,000
Dr. Vuong Trieu [Member] | Note Purchase Agreements [Member] | Fall 2019 Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Additional funding to related party														35,000
Dr Sanjay Jha [Member] | Note Purchase Agreements [Member] | Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Principal amount														250,000
Chulho Park [Member] | Note Purchase Agreements [Member] | Fall 2019 Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Additional funding to related party														27,000
Amit Shah [Member] | Note Purchase Agreements [Member] | Fall 2019 Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Additional funding to related party														20,000
Two Accredited Investors [Member] | Note Purchase Agreements [Member] | Fall 2019 Notes [Member]
Short-Term Debt [Line Items]
Principal amount														$ 168,000
Third Party [Member] | GMP Note [Member]
Short-Term Debt [Line Items]
Debt financing																	2,000,000
Third Party [Member] | GMP Note [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt financing																	2,000,000
5% Convertible Note [Member] | August 2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable related parties																	$ 380,000	364,000
Five Institutional Investors [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Principal amount											$ 1,250,000	$ 1,250,000
Debt interest rate											12.00%	12.00%									12.00%
Conversion price											$ 0.07	$ 0.07
Debt instrument interest rate effective percentage											16.00%	16.00%									16.00%
Granted total number of warrants											9,615,385	9,615,385
Common shares strike price											$ 0.13	$ 0.13
Placement Agent [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Conversion price											$ 0.13	$ 0.13
Granted share warrants									83,750	302,500	961,540	961,540					125,000
Fourth Man LLC [Member]
Short-Term Debt [Line Items]
Convertible notes into common stock, shares			500,000	1,025,000	627,538	1,192,857	1,192,857
Amount of debt converted			$ 35,000	$ 72,000	$ 43,000	$ 50,000	$ 50,000
Fourth Man LLC [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Principal amount																					$ 250,000
Conversion price																	$ 0.20		$ 0.10
Granted total number of warrants																	1,250,000
Common shares strike price																	$ 0.20
Blue Lake [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt default principal and accrued interest percentage																	125.00%
Estimated default penalty																	$ 70,000
One Institutional Investors [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Principal amount	$ 531,000	$ 531,000							$ 335,000	$ 605,000
Debt interest rate									12.00%	12.00%
Conversion price									$ 0.10	$ 0.10	$ 0.20
Debt instrument interest rate effective percentage									16.00%	16.00%
Granted total number of warrants									837,500	3,025,000
Common shares strike price									$ 0.20	$ 0.20
Common shares	7,605,760
Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Accounts payable																		1,400,000
Amount received																	50,000	50,000
Chief Executive Officer [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Additional funding to related party																									$ 300,000
CFO [Member]
Short-Term Debt [Line Items]
Repayment of short term debt																	41,000	$ 10,000	$ 25,000
Outstanding debt amount																	$ 76,000